Unaudited Consolidated Statement of Changes in Equity - 9 months ended Sep. 30, 2018 - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock and Additional Paid-in Capital	Common Stock and Additional Paid-in Capital Class A	Common Stock and Additional Paid-in Capital Class B	Accumulated Deficit
Balance at beginning of period (shares) at Dec. 31, 2017		268,202
Balance at beginning of period at Dec. 31, 2017	$ 1,006,601		$ 1,206,466	$ 88,532	$ (288,397)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(64,050)				(64,050)
Dividends declared	(8,052)				(8,052)
Equity-based compensation (note 12) (in shares)		357
Equity-based compensation (note 12)	985		985
Other	(273)		(274)		1
Balance at end of period (shares) at Sep. 30, 2018		268,559
Balance at end of period at Sep. 30, 2018	$ 935,211		$ 1,207,177	$ 88,532	$ (360,498)